UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.9%

	Shares	Value

AUSTRALIA — 8.2%

Australia & New Zealand Banking Group	155,000	$2,828,847

CSL	40,000	5,679,203

Newcrest Mining	250,000	4,456,929

		12,964,979

FRANCE — 11.9%

Airbus	33,000	3,794,905

AXA	185,000	4,297,562

BNP Paribas	48,000	2,256,248

Capgemini	35,000	3,874,699

Faurecia	70,000	3,065,060

TechnipFMC	64,000	1,490,029

		18,778,503

GERMANY — 4.5%

Allianz	25,000	5,304,647

Bayerische Motoren Werke	20,000	1,685,829

		6,990,476

HONG KONG — 3.0%

China Eastern Airlines, Cl H	1,600,000	976,716

New World Development	2,400,000	3,762,091

		4,738,807

ISRAEL — 2.3%

Teva Pharmaceutical Industries ADR	183,000	3,632,550

ITALY — 4.1%

Intesa Sanpaolo	1,100,000	2,517,820

Tenaris	310,000	3,900,344

		6,418,164

JAPAN — 24.2%

Astellas Pharma	400,000	5,915,648

Daiwa House Industry	90,000	2,916,751

Denso	86,000	3,941,634

East Japan Railway	25,000	2,315,538

KDDI	150,000	3,753,101

Komatsu	144,000	3,653,919

Kubota	185,000	2,913,626

Kuraray	270,000	4,145,640

Mitsubishi UFJ Financial Group	1,150,000	6,166,866

Seven & I Holdings	55,000	2,394,974

		38,117,697

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NORWAY — 1.7%

Equinor ADR	120,000	$2,733,600

SINGAPORE — 2.3%

DBS Group Holdings	200,000	3,557,803

SPAIN — 4.9%

Banco Santander	500,000	2,370,625

Industria de Diseno Textil	82,500	2,305,077

Red Electrica	134,000	3,090,534

		7,766,236

SWEDEN — 2.8%

Nordea Bank Abp	130,000	1,180,701

Volvo, Cl B	220,000	3,162,398

		4,343,099

SWITZERLAND — 7.1%

ABB	146,000	2,789,467

LafargeHolcim	55,000	2,585,072

Novartis	23,000	2,005,342

Zurich Insurance Group	12,000	3,770,185

		11,150,066

TAIWAN — 3.6%

Hon Hai Precision Industry	672,672	1,549,854

Taiwan Semiconductor Manufacturing ADR	110,000	4,138,200

		5,688,054

UNITED KINGDOM — 14.3%

Diageo	115,000	4,389,273

Glencore	1,540,000	6,268,785

Royal Dutch Shell, Cl B	127,987	3,987,598

RPC Group	370,000	3,869,376

Standard Chartered	250,000	2,018,877

Vodafone Group ADR	80,000	1,459,200

WPP	50,000	572,086

		22,565,195

TOTAL COMMON STOCK (Cost $105,795,359)		149,445,229

TOTAL INVESTMENTS — 94.9% (Cost $105,795,359)		$149,445,229

    Percentages are based on Net Assets of $157,450,316.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

The following is a list of inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$12,964,979	$—	$—	$12,964,979
France	18,778,503	—	—	18,778,503
Germany	6,990,476	—	—	6,990,476
Hong Kong	4,738,807	—	—	4,738,807
Israel	3,632,550	—	—	3,632,550
Italy	6,418,164	—	—	6,418,164
Japan	38,117,697	—	—	38,117,697
Norway	2,733,600	—	—	2,733,600
Singapore	3,557,803	—	—	3,557,803
Spain	7,766,236	—	—	7,766,236
Sweden	4,343,099	—	—	4,343,099
Switzerland	11,150,066	—	—	11,150,066
Taiwan	4,138,200	1,549,854	—	5,688,054
United Kingdom	22,565,195	—	—	22,565,195

Total Common Stock	147,895,375	1,549,854	—	149,445,229

Total Investments in Securities	$147,895,375	$1,549,854	$—	$149,445,229

There were no transfers between Level 1 and Level 3 assets and liabilities during the period.

There were no transfers between Level 2 and Level 3 assets and liabilities during the period.

There were transfers between Level 1 and Level 2 during the period. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to half or events occurring after the close of the exchange or market on which the investment is principally traded.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019